Note 9 - Other Disclosures - Number and Movement in Share Options (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance	1,805,100	0
Granted during the period	0	1,805,100
Forfeited during the period	0	0
Exercised during the period	(242,123)	0
Balance	1,562,977	1,805,100
Weighted average remaining contractual life (Year)	2 years 10 months 24 days	3 years 10 months 24 days